[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


SUMMARY PROSPECTUS | June 21, 2010
-------------------------------------------------------------------------------

STABLE INCOME FUND

CLASS/Ticker: Class A - NVSAX; Class B - NVSBX; Class C - WSICX
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JUNE 21, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN THE FUND'S MOST RECENT ANNUAL REPORT DATED MAY 31, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Stable Income Fund seeks current income consistent with capital preservation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain WELLS FARGO ADVANTAGE FUNDS (Reg. TM). More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 18 and 21 of the Prospectus and "Additional Purchase and Redemption Information" on page 46 of the SAI.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                 CLASS A       CLASS B        CLASS C
  Maximum sales charge            2.00%           None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales            None        1.50%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)

 ANNUAL FUND OPERATING
EXPENSES
(expenses that you pay each
year as a percentage of the
value of your
investment)                        CLASS A       CLASS B        CLASS C
  Management Fees                 0.40%         0.40%         0.40%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Other Expenses                  0.52%         0.52%         0.52%
  TOTAL ANNUAL FUND               0.92%         1.67%         1.67%
  OPERATING EXPENSES
  Fee Waivers                     0.07%         0.07%         0.07%
  TOTAL ANNUAL FUND               0.85%         1.60%         1.60%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

                                 1 YEAR       3YEARS       5 YEARS       10 YEARS
 CLASS A (if you sell your      $  285       $  481        $  692      $  1,302
shares at the end of the
  period)
 CLASS B (if you sell your      $  313       $  520        $  901      $  1,518
shares at the end of the
  period)

                                   1 YEAR       3YEARS       5 YEARS       10 YEARS
 CLASS C (if you sell your        $  263       $  519        $  900      $  1,969
shares at the end of the
  period)
 CLASS A (if you do not sell      $  285       $  481        $  692      $  1,302
your shares at the end of
  the period)
 CLASS B (if you do not sell      $  163       $  520        $  901      $  1,518
your shares at the end of
  the period)
 CLASS C (if you do not sell      $  163       $  519        $  900      $  1,969
your shares at the end of
  the period)

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in income-producing debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include U.S. dollar-denominated debt securities of foreign issuers. We only purchase investment-grade securities, though we may continue to hold a security that falls below investment-grade. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective duration to be between 0.7 to 1.2 years.

We emphasize investments in the debt securities market with higher yield and return expectations than U.S. Treasury securities. Our security selection process is based on a disciplined valuation process that considers cash flow, liquidity, quality and general economic sentiment. We then purchase those securities that we believe offer the best relative value. We tend to buy and hold these securities, which results in a relatively lower turnover strategy. We will sell securities based on deteriorating credit, overvaluation or to replace them with more attractively valued issues.

The Fund formerly was a gateway fund that invested substantially all of its assets in the Stable Income Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in the Stable Income Portfolio and now invests directly in a portfolio of securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Portfolio's returns.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value. LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                   CALENDAR YEAR TOTAL RETURNS FOR CLASS A (Incepted on May 2, 1996) AS OF 12/31 EACH YEAR
                             (Returns do not reflect sales charges and would be lower if they did
2000                          2001       2002       2003       2004       2005       2006       2007        2008       2009
6.82%                         5.53%      3.03%      1.50%      1.07%      2.14%      4.22%      3.90%       -7.18%     8.14%

            BEST AND WORST QUARTERS
  Best Quarter:       Q2    2009       3.07%
  Worst Quarter:      Q4    2008      -4.19%

          The Fund's year-to-date performance through March 31, 2010, was
          2.28%.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                     1 YEAR       5 YEARS       10 YEARS
 CLASS A (Incepted on May 2,       5.98%        1.70%          2.63%
  1996)
  Returns Before Taxes
 CLASS A (Incepted on May 2,       5.01%        0.45%          1.38%
  1996)
  Returns After Taxes on
Distributions
 CLASS A (Incepted on May 2,       3.86%        0.72%          1.49%
  1996)
  Returns After Taxes on
Distributions and Sale of
Fund Shares
 CLASS B (Incepted on May          5.94%        1.52%          2.52%
  17, 1996)
  Returns Before Taxes
 CLASS C (Incepted on June         6.29%        1.36%          2.06%
  30, 2003)
  Returns Before Taxes
 BARCLAYS CAPITAL 9-12             0.76%        3.63%          3.66%
MONTHS U.S. SHORT TREASURY
  INDEX
  (reflects no deduction for
  fees, expenses or taxes)
 BARCLAYS CAPITAL U.S. 1-3         3.83%        4.32%          4.86%
YEAR GOVERNMENT/CREDIT BOND
  INDEX
  (reflects no deduction for
  fees, expenses or taxes)
 BARCLAYS CAPITAL 9-12             1.64%        3.81%           N/A
MONTHS SHORT-TERM U.S.
  GOVERNMENT/CREDIT
  BOND INDEX
  (reflects no deduction for
  fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares.After-tax returns for the Class B and Class C shares will vary.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER         PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Galliard Capital    RICHARD MERRIAM, CFA, Portfolio Manager / 2004
 Management, Inc.   AJAY MIRZA, CFA, Portfolio Manager / 2004

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES

 BUYING FUND SHARES            TO PLACE ORDERS OR REDEEM SHARES
----------------------------- --------------------------------------------
 MINIMUM INITIAL INVESTMENT    MAIL: WELLS FARGO ADVANTAGE FUNDS
 Class A and Class C: $1,000  P.O. Box 8266
 Class B shares are           Boston, MA 02266-8266
generally closed to new
  investment.                 INTERNET: www.wellsfargo.com/advantagefunds
 MINIMUM ADDITIONAL
INVESTMENT
                              PHONE OR WIRE: 1-800-222-8222
 All Classes: $100
                              IN PERSON: Investor Center
 See HOW TO BUY SHARES
beginning on page 29 of the
                              100 Heritage Reserve
 Prospectus
                              Menomonee Falls,WI 53051.


                              CONTACT YOUR FINANCIAL PROFESSIONAL.



In general, you can buy or sell shares of the Fund by mail, internet, phone, wire or in person on any business day. You also may buy and sell shares through a financial professional.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                   0600019/P0019
 4

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

SUMMARY PROSPECTUS | June 21, 2010
-------------------------------------------------------------------------------

STABLE INCOME FUND

CLASS/Ticker: ADMINISTRATOR CLASS Ticker: NVSIX
                            Link to Annual Report
                            ---------------------

BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS MORE INFORMATION ABOUT THE FUND AND ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND ONLINE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. YOU CAN ALSO GET INFORMATION AT NO COST BY CALLING 1-800-222-8222, OR BY SENDING AN EMAIL REQUEST TO WFAF@WELLSFARGO.COM THE CURRENT PROSPECTUS ("PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JUNE 21, 2010 , ALONG WITH THE REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN THE FUND'S MOST RECENT ANNUAL REPORT DATED MAY 31, 2009, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. THE FUND'S SAI AND ANNUAL REPORT MAY BE OBTAINED, FREE OF CHARGE, IN THE SAME MANNER AS THE PROSPECTUS.

INVESTMENT OBJECTIVE
The Stable Income Fund seeks current income consistent with capital preservation.

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

 SHAREHOLDER FEES (fees paid
directly from your
  investments)
  Maximum sales charge                   None
  (load) imposed on purchases
  Maximum deferred sales                 None
  charge (load)

          ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of
          the value of your investment)
  Management Fees                       0.40%
  Distribution (12b-1) Fees             0.00%
  Other Expenses                        0.44%
  TOTAL ANNUAL FUND                     0.84%
  OPERATING EXPENSES
  Fee Waivers                           0.19%
  TOTAL ANNUAL FUND                     0.65%
OPERATING EXPENSES AFTER FEE
  WAIVER/1/

1 The adviser has contractually committed through September 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated below and then either redeem all of your shares at the end of these periods or continue to hold them; your investment has a 5% return each year; and the Fund's operating expenses remain the same, although your actual costs may be higher or lower.

   1 Year      $    66
   3 Years     $   249
   5 Years     $   447
  10 Years     $ 1,020

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
We invest principally in income-producing debt securities. We may invest in a variety of debt securities, including corporate, mortgage- and asset-backed securities, and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include U.S. dollar-denominated debt securities of foreign issuers. We only purchase investment-grade securities, though we may continue to hold a security that falls below investment-grade. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective duration to be between 0.7 to 1.2 years.

We emphasize investments in the debt securities market with higher yield and return expectations than U.S. Treasury securities. Our security selection process is based on a disciplined valuation process that considers cash flow, liquidity, quality and general economic sentiment. We then purchase those securities that we believe offer the best relative value. We tend to buy and hold these securities, which results in a relatively lower turnover strategy. We will sell securities based on deteriorating credit, overvaluation or to replace them with more attractively valued issues.

The Fund formerly was a gateway fund that invested substantially all of its assets in the Stable Income Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. Effective at the close of business on June 18, 2010, the Fund has withdrawn its interests in the Stable Income Portfolio and now invests directly in a portfolio of securities.

PRINCIPAL INVESTMENT RISKS
COUNTER-PARTY RISK. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

DEBT SECURITIES RISK. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Portfolio's returns.

DERIVATIVES RISK. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

FOREIGN INVESTMENT RISK. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments. ISSUER RISK. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

LEVERAGE RISK. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

LIQUIDITY RISK. A security may not be able to be sold at the time desired without adversely affecting the price.

MANAGEMENT RISK. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

MORTGAGE- AND ASSET-BACKED SECURITIES RISK. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates.

REGULATORY RISK. Changes in government regulations may adversely affect the value of a security.

U.S. GOVERNMENT OBLIGATIONS RISK. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

--------------------------------------------------------------------------------
PERFORMANCE
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

[GRAPHIC APPEARS HERE]

                                       CALENDAR YEAR TOTAL RETURNS AS OF 12/31 EACH YEAR
                                     ADMINISTRATOR CLASS (Incepted on November 11, 1994)
2000                          2001       2002       2003       2004       2005       2006       2007        2008       2009
6.99%                         5.88%      3.24%      1.68%      1.25%      2.49%      4.43%      4.02%       -6.90%     8.33%

             BEST AND WORST QUARTER
  Best Quarter:       Q2    2009       3.23%
  Worst Quarter:      Q4    2008      -4.13%

          The Fund's year-to-date performance through March 31, 2010, was
          2.28%.

 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/09                     1 YEAR       5 YEARS       10 YEARS
    ADMINISTRATOR CLASS            8.33%        2.35%          3.06%
  (Incepted on November 11,
  1994)
    Returns Before Taxes
    ADMINISTRATOR CLASS            7.28%        1.02%          1.73%
  (Incepted on November 11,
  1994)
    Returns After Taxes on
Distributions
    ADMINISTRATOR CLASS            5.38%        1.23%          1.81%
  (Incepted on November 11,
  1994)
    Returns After Taxes on
Distributions and Sale of
Fund Shares
  BARCLAYS CAPITAL 9-12            0.76%        3.63%          3.66%
MONTHS U.S. SHORT TREASURY
  INDEX
    (reflects no deduction
  for expenses or taxes)
  BARCLAYS CAPITAL U.S.            3.83%        4.32%          4.86%
1-3 YEAR GOVERNMENT/CREDIT
  BOND INDEX
    (reflects no deduction
  for fees, expenses or
  taxes)
  BARCLAYS CAPITAL 9-12            1.64%        3.81%           N/A
MONTHS SHORT-TERM U.S.
  GOVERNMENT/CREDIT
    BOND INDEX
    (reflects no deduction
  for fees, expenses or
  taxes)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

FUND MANAGEMENT

  INVESTMENT
   ADVISER
 Wells Fargo
Funds
Management,
LLC

 SUB-ADVISER         PORTFOLIO MANAGER, TITLE/MANAGED SINCE
 Galliard Capital    RICHARD MERRIAM, CFA, Portfolio Manager / 2004
 Management, Inc.   AJAY MIRZA, CFA, Portfolio Manager / 2004

SUMMARY OF IMPORTANT INFORMATION REGARDING PURCHASE AND SALE OF FUND SHARES TRANSACTION POLICIES
Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

 INSTITUTIONS PURCHASING       TO PLACE ORDERS OR REDEEM SHARES
----------------------------- -------------------------------------------
  FUND SHARES
-----------------------------
 OPENING AN ACCOUNT            MAIL: WELLS FARGO ADVANTAGE FUNDS
 Institutions which           P.O. Box 8266
currently have another
  account with
 WELLS FARGO ADVANTAGE FUNDS  Boston, MA 02266-8266
  may open an account by
 phone or internet. If the    INTERNET:www.wellsfargo.com/advantagefunds
institution does not have
  an
 account, contact your        PHONE OR WIRE: 1-800-222-8222 or
  investment representative.
 FOR MORE INFORMATION         1-800-368-7550
 See HOW TO BUY SHARES        IN PERSON: Investor Center
  beginning on page 20 of the
 Prospectus                   100 Heritage Reserve
                              Menomonee Falls,Wisconsin 53051.
                              CONTACT YOUR INVESTMENT REPRESENTATIVE.

TAX INFORMATION
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

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